Significant Shareholdings and Related Party Transactions - Narrative (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Jun. 30, 2023 GBP (£) transaction £ / shares shares	Jun. 30, 2022 GBP (£) £ / shares shares
Disclosure of transactions between related parties [line items]
Ordinary shares owned by executive officers and directors (in shares)	10,092,540
Par value per share (in gbp per share) | £ / shares	£ 0.02	£ 0.02
Number of related party transactions | transaction	0
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Ordinary shares owned by executive officers and directors (in shares)		10,130,237
Awards owned over ordinary shares by executive officers and directors (in shares)	240,155	298,383
Services received from related party | £	£ 0.6	£ 0.5